PRINCIPAL ACCOUNTING POLICIES - Major VIEs and VIEs' subsidiaries (Details)	6 Months Ended
Jun. 30, 2016 CNY (¥) item
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 30,000,000
Beijing Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 40,000,000
Guangzhou Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 3,000,000
Shanghai Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 10,050,000
Shenzhen Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 2,500,000
Ctrip Insurance | Shanghai Ctrip Commerce and Ctrip Computer Technology
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 50,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 100,000,000
Chengdu Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 20,000,000
Chengdu Ctrip International | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 2,000,000
Qunar Beijing | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 1,000,000